Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement [Abstract]
Fair Value Of Financial Assets And Liabilities
11. FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES

(1)	The fair value hierarchy
The fair value hierarchy for financial instruments is determined by the amount of observable market data. The specific financial instruments characteristics and market condition such as the existence of the transactions among market participants and transparency are reflected to the market observable inputs. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities. The Group maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value of its financial assets and financial liabilities. Fair value is measured based on the perspective of a market participant. As such, even when market assumptions are not readily available, the Group’s own assumptions reflect those that market participants would use for measuring the assets or liabilities at the measurement date.
The fair value measurement is described in the one of the following three levels used to classify fair value measurements:

•
Level 1—fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.

•
Level 2—fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.

•
Level 3—fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group’s assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.

(2)	Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	39,241	—	—	39,241
Debt securities	4,414,956	1,888,052	4,230	6,307,238
Equity securities	68,691	19	353,279	421,989
Capital contributions	—	—	2,459,646	2,459,646
Beneficiary certificates	169,012	3,634,938	1,705,965	5,509,915
Loans	—	726,714	56,002	782,716
Derivative assets	113	5,669,078	129,138	5,798,329
Other financial assets in foreign currency	—	—	42,408	42,408
Others	—	—	183,274	183,274

Sub-total	4,692,013	11,918,801	4,933,942	21,544,756

Financial assets at FVTOCI
Debt securities	12,392,117	24,301,994	—	36,694,111
Equity securities	649,220	—	548,164	1,197,384

Sub-total	13,041,337	24,301,994	548,164	37,891,495

Derivative assets (designated for hedging)	—	26,708	—	26,708

Total	17,733,350	36,247,503	5,482,106	59,462,959

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	39,524	—	—	39,524
Derivative liabilities	8,303	5,932,727	1,994	5,943,024
Securities sold	155,765	—	—	155,765

Sub-total	203,592	5,932,727	1,994	6,138,313

Derivative liabilities (designated for hedging)	—	153,007	—	153,007

Total	203,592	6,085,734	1,994	6,291,320

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	December 31, 2024
	Level 1 (*)	Level 2 (*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	73,951	—	—	73,951
Debt securities	4,304,048	2,489,883	7,357	6,801,288
Equity securities	22,414	—	398,899	421,313
Capital contributions	—	4,185	2,853,513	2,857,698
Beneficiary certificates	156,898	2,301,044	2,105,160	4,563,102
Loans	—	69,401	34,776	104,177
Derivative assets	—	10,093,344	1,188	10,094,532
Other financial assets in foreign currency	—	—	48,345	48,345
Others	—	—	238,266	238,266

Sub-total	4,557,311	14,957,857	5,687,504	25,202,672

Financial assets at FVTOCI
Debt securities	14,117,592	28,805,079	—	42,922,671
Equity securities	315,640	—	559,434	875,074

Sub-total	14,433,232	28,805,079	559,434	43,797,745

Derivative assets (designated for hedging)	—	175,191	—	175,191

Total	18,990,543	43,938,127	6,246,938	69,175,608

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	74,205	—	—	74,205
Derivative liabilities	—	9,090,696	1,402	9,092,098
Securities sold	182,478	—	—	182,478

Sub-total	256,683	9,090,696	1,402	9,348,781

Financial instruments designated to be measured at FVTPL
Deposits due to customers	—	547,816	—	547,816
Derivative liabilities (designated for hedging)	—	102,815	—	102,815

Total	256,683	9,741,327	1,402	9,999,412

(*)
There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods. Valuation methods and input variables for each type of financial instruments are as follows:

1) Valuation methods and input variables for each type of financial instrument classified into level 2 in December 31, 2023 and 2024 are as follows:

	Valuation methods	Input variables
Debt securities	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread or applying the market interest rate applied to entities with similar creditworthiness to the issuer of debt securities.	Risk-free market rate, credit spread

Equity securities, capital contributions and beneficiary certificates	Fair value is measured by using the net asset value method, FCFE(Free Cash Flow to Equity Mode), Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, LSMC(Least-Squares Monte Carlo), and Hull-White model.	Values of underlying assets such as bond, risk-free market rate, market risk premium, corporate Beta, discount rate originated from credit grade, volatility of stocks , volatility of interest rate

Derivatives	Fair value is measured by models such as option model.	Discount rate, volatility, exchange rate, stock prices, fair value originated from forward price etc.

Loans	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	Risk-free market rate and credit spread

Deposits due to customers	Fair value is measured by Hull-White model.	Swaption Volume etc.
2) Valuation methods and input variables for each type of financial instrument classified into level 3 in December 31, 2023 and 2024 are as follows:

	Valuation methods	Input variables
Loans	Fair value is measured by using the DCF model (Discounted Cash Flow Model) and risk-adjusted discount rate method (Tsiveriotis-Fernandes).	Discount rate, volatility of stock, risk-free market rate, credit spread

Equity securities, capital contributions and beneficiary certificates
Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, Binomial Tree Model, Hull-White and Precedent Transactions model, one or more methods are used given the characteristic of the subject of fair value measurement.
Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, discount rate originated from credit grade, volatility of interest rate, volatility of real estate value, terminal growth rate, PBR, PSR etc.

Derivatives	Fair value is measured by models such as option model.	Correlation coefficient, stock price, volatility etc.

Others	The fair value of the underlying asset, after calculating the fair value using the DCF model, etc., considering the price and volatility of the calculated underlying asset, is calculated using the binomial tree, which is commonly used valuation techniques in the market.	Stock price, volatility of underlying assets, etc.

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

December 31, 2023
	Fair value measurement technique	Type	Significant unobservable inputs	Range(%)	Impact of changes in significant unobservable inputs on fair value measurement
Loans	DCF model and others		Discount rate	4.05%~6.58%	Fair value increases as discount rate decreases.
	LSMC(Hull-White)		Volatility of stock	0.19%~0.24%	Fair value increases as volatility of stock increases.
			Volatility of interest rate	0.47%~0.91%	Fair value increases as volatility of interest rate increases.
			Discount rate	13.78%~21.92%	Fair value increases as discount rate decreases.
Derivative assets	Option valuation model and others	Equity related	Correlation coefficient	0.32~0.68	Variation of fair value increases as correlation coefficient increases.
Derivative liabilities	Option valuation model and others	Equity related	Correlation coefficient	0.32~0.68	Variation of fair value increases as correlation coefficient increases.
Equity securities, capital contributions, and beneficiary certificates	Binomial Tree		Discount rate	3.58%	Fair value increases as discount rate decreases.
			Stock prices, Volatility of underlying asset, Volatility of stocks	27.34%~76.22%	Variation of fair value increases as volatility of underlying asset and stock price increases.
	Risk-adjusted discount rate method (Tsiveriotis-Fernandes)		Discount rate	6.98%	Fair value increases as discount rate decreases.
			Volatility of stock	34.60%	Variation of fair value increases as volatility of stock increases.
	DCF model and others		Discount rate	5.08%~19.90%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00%, 1.00%	Fair value increases as terminal growth rate increases.
			Liquidation value	-1.00%~1.00%	Fair value increases as liquidation value increases.
	LSMC(Hull-White)		Discount rate	5.06%~6.86%	Fair value increases as discount rate decreases.
Others	Binomial Tree		Stock prices, Volatility of underlying asset	15.48%~76.22%	Variation of fair value increases as volatility of underlying asset and stock price increases.
			Discount rate	10.42%	Fair value increases as discount rate decreases.
			Growth rate	0.00%	Fair value increases as terminal growth rate increases

December 31, 2024
	Fair value measurement technique	Type	Significant unobservable inputs	Range	Impact of changes in significant unobservable inputs on fair value measurement
Debt securities	LSMC(Hull-White)		Volatility	28.09%~88.35%	Variation of fair value increases as volatility increases.
Loans	DCF model		Discount rate	4.17%~5.98%	Fair value increases as discount rate decreases.
Derivatives	Option valuation model and others	Equity related	Correlation coefficient	0.29~0.65	Variation of fair value increases as correlation coefficient increases.
			Stock prices, Volatility of underlying asset	25.71%	Variation of fair value increases as volatility and stock price increases.
			Discount rate	3.94%~19.62%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00%	Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and beneficiary certificates	Binomial Tree		Stock prices, Volatility of underlying asset	18.76%~36.37%	Variation of fair value increases as volatility of underlying asset and stock price increases.
	DCF model and others		Discount rate	4.76%~19.84%	Fair value increases as discount rate decreases.
			Terminal growth rate	0.00%~1.00%	Fair value increases as terminal growth rate increases.
			Liquidation value	-1.00%~1.00%	Fair value increases as liquidation value increases.
	LMSC(Hull-White)		Volatility of stock	29.30%	Variation of fair value increases as volatility increases.
			Discount rate	6.45%~15.56%	Fair value increases as discount rate decreases.
Others	Binomial Tree		Stock prices, Volatility of underlying asset	18.36%~36.90%	Variation of fair value increases as volatility of underlying asset and stock price increases.
Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.

(3)	Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	2,117	(40)	—	—	(999)	—	1,078
Equity securities	303,985	697	—	20,175	(16,974)	(32)	307,851
Capital contributions	1,287,723	103,376	—	703,160	(117,785)	—	1,976,474
Beneficiary certificates	1,104,074	(2,922)	—	98,420	259,204	—	1,458,776
Loans	213,635	17,544	—	802,092	(928,766)	—	104,505
Derivative assets	29,348	64,359	—	582	(319)	—	93,970
Other foreign currency financial assets	—	—	—	41,679	—	—	41,679
Others	96,191	16,744	—	40,836	(8,931)	—	144,840

Sub-total	3,037,073	199,758	—	1,706,944	(814,570)	(32)	4,129,173

Financial assets at FVTOCI
Equity securities	581,455	—	2,084	2,357	(28,831)	—	557,065

Total	3,618,528	199,758	2,084	1,709,301	(843,401)	(32)	4,686,238

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	4,641	8,058	—	(351)	(2,899)	—	9,449

Total	4,641	8,058	—	(351)	(2,899)	—	9,449

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,770 million Won for the year ended December 31, 2022, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)
There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	For the year ended December 31, 2023
	Beginning balance	Business combination	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	1,078	—	152	—	4,000	(1,000)	—	4,230
Equity securities	307,851	10,628	10,632	—	62,638	(32,630)	(5,840)	353,279
Capital contributions	1,976,474	10,977	65,437	—	655,921	(249,163)	—	2,459,646
Beneficiary certificates	1,458,776	—	3,534	—	280,435	(36,780)	—	1,705,965
Loans	104,505	—	483	—	577,296	(626,282)	—	56,002
Derivative assets	93,970	—	41,620	—	2,273	(8,725)	—	129,138
Other foreign currency financial assets	41,679	—	729	—	—	—	—	42,408
Others	144,840	—	9,015	—	32,214	(2,795)	—	183,274

Sub-total	4,129,173	21,605	131,602	—	1,614,777	(957,375)	(5,840)	4,933,942

Financial assets at FVTOCI
Equity securities	557,065	—	—	(6,564)	343	(2,657)	(23)	548,164
Loans	—	—	—	—	139,567	(139,567)	—	—

Sub-total	557,065	—	—	(6,564)	139,910	(142,224)	(23)	548,164

Total	4,686,238	21,605	131,602	(6,564)	1,754,687	(1,099,599)	(5,863)	5,482,106

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	9,449	—	1,994	—	—	(9,449)	—	1,994

Total	9,449	—	1,994	—	—	(9,449)	—	1,994

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 171,095 million Won for the year ended December 31, 2023, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	December 31, 2024
	Beginning balance	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3 (*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	4,230	727	—	5,000	(2,600)	—	7,357
Equity securities	353,279	(3,909)	—	72,230	(24,648)	1,947	398,899
Capital contributions	2,459,646	89,418	—	565,396	(254,369)	(6,578)	2,853,513
Beneficiary certificates	1,705,965	58,640	—	403,439	(62,632)	(252)	2,105,160
Loans	56,002	754	—	326,516	(348,496)	—	34,776
Derivative assets	129,138	(1,169)	—	327	(127,108)	—	1,188
Other foreign currency financial assets	42,408	5,937	—	—	—	—	48,345
Others	183,274	13,336	—	58,813	(17,157)	—	238,266

Sub-total	4,933,942	163,734	—	1,431,721	(837,010)	(4,883)	5,687,504

Financial assets at FVTOCI
Equity securities	548,164	—	10,920	2,841	(5,954)	3,463	559,434
Loans	—	—	—	202,916	(202,916)	—	—

Sub-total	548,164	—	10,920	205,757	(208,870)	3,463	559,434

Total	5,482,106	163,734	10,920	1,637,478	(1,045,880)	(1,420)	6,246,938

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	1,994	1,115	—	—	(1,707)	—	1,402

Total	1,994	1,115	—	—	(1,707)	—	1,402

(*1)
For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 204,822 million Won for the year ended December 31, 2024, which is from financial assets and liabilities that the Group holds as at the end of the year.

(*2)	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
(4) Sensitivity analysis results on reasonable fluctuation of the significant unobservable input variables for the fair value of Level 3 financial instruments are as follows.
The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Meanwhile, among the financial instruments that are classified as Level 3 amounting to

4,695,688 million Won,
 5,484,098 million Won and 6,248,340 million Won as of December 31,
2022,
2023 and 2024 respectively, equity instruments of
3,196,703 million Won,
4,704,747 million Won and 5,655,401 million Won whose carrying amount is considered to represent the reasonable approximation of fair value are excluded from the sensitivity analysis.

The sensitivity on fluctuation of input variables by financial instruments as of Dece mber 31,
2022, 2023 and 2024 is as follows (Unit: Korean Won in millions):

	December 31, 2022
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	2,453	(1,993)	—	—
Loans (*2)	203	(200)	—	—
Debt securities	1	—	—	—
Equity securities (*2)(*3)(*4)	10,146	(8,079)	—	—
Beneficiary certificates (*4)	737	(737)	—	—
Others (*2)	2,860	(2,790)	—	—
Financial assets at FVTOCI	—	—	—	—
Equity securities (*3)(*4)	—	—	24,370	(17,579)

Total	16,400	(13,799)	24,370	(17,579)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	41	(39)	—	—

Total	41	(39)	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)
Fair value changes of equity securities are calculated
by increasing or
decreasing terminal growth rate
(-0.5%~0.5%)
and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2023
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1)	88	(95)	—	—
Loans (*2)	202	(199)	—	—
Debt securities (*3)	21	(22)	—	—
Equity securities (*2)(*3)	11,562	(8,953)	—	—
Beneficiary certificates (*4)	722	(722)	—	—
Others (*2)	4,098	(3,921)	—	—
Financial assets at FVTOCI
Equity securities (*3)(*4)	—	—	28,020	(22,302)

Total	16,693	(13,912)	28,020	(22,302)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	10	(7)	—	—

Total	10	(7)	—	—

(*1)	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.
(*2)
Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.

(*3)
Fair value
changes of equity securities
are calculated by
increasing or decreasing
growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation
value are major unobservable variables.

(*4)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2024
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at F VT PL
Derivative assets (*1)	50	(51)	—	—
Loans (*2)	155	(152)	—	—
Debt securities (*3)	469	(435)	—	—
Equity securities (*2)(*4)(*5)	19,824	(14,380)	—	—
Beneficiary certificates (*6)	706	(705)	—	—
Others (*4)(*6)	2,554	(2,402)	—	—
Financial assets at FVTOCI
Equity securities (*5)(*6)(*7)	—	—	47,087	(32,879)

Total	23,758	(18,125)	47,087	(32,879)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities (*1)	—	—	—	—

Total	—	—	—	—

(*1)
Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.

(*2)	Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables.
(*3)	Fair value changes are calculated by increasing or decreasing stock price volatility by 10%, which are major unobservable variables.
(*4)	Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables.
(*5)
Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p), which are major unobservable variables.

(*6)
Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.

(*7)	Fair value changes of equity securities are calculated by increasing or decreasing correlation between growth rate and discount rate, which are unobservab le varia bles.
(5) Fair v
a
lue and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,361,627	21,303,099	—	23,664,726	23,996,172
Loans and other financial assets at amortized cost	—	9,905,518	364,211,207	374,116,725	373,148,148
Financial liabilities:
Deposits due to customers	—	360,186,521	—	360,186,521	357,784,297
Borrowings	—	31,065,237	87,342	31,152,579	30,986,746
Debentures	—	40,504,019	—	40,504,019	41,239,245
Other financial liabilities (*)	—	24,584,447	609,620	25,194,067	25,780,550

(*)	Lease liabilities are excluded as of December 31, 2023.

	December 31, 2024
	Fair value				Carrying amount
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	3,242,384	15,894,576	9,991	19,146,951	19,203,177
Loans and other financial assets at amortized cost	—	7,149,151	393,995,021	401,144,172	398,471,816
Financial liabilities:
Deposits due to customers	—	367,128,451	—	367,128,451	366,821,156
Borrowings	—	29,622,705	432,561	30,055,266	30,117,031
Debentures	—	48,273,103	—	48,273,103	48,207,103
Other financial liabilities (*)	—	30,201,229	809,007	31,010,236	31,786,960

(*)	Lease liabilities are excluded as of December 31, 2024.
The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value by using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized cost are given as follows:

	Valuation methods	Input variables
Securities at amortized cost	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.	Risk-free market rate and credit spread

Loans and other financial assets at amortized cost
The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Risk-free market rate, credit spread and prepayment rate

Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate and credit spread

(6) Financial instruments by category
Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2023
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	39,241	—	1,950,573	—	1,989,814
Securities	14,880,479	37,891,495	23,996,172	—	76,768,146
Loans	782,716	—	358,577,179	—	359,359,895
Derivative assets	5,798,329	—	—	26,708	5,825,037
Other financial assets	43,991	—	12,620,396	—	12,664,387

Total	21,544,756	37,891,495	397,144,320	26,708	456,607,279

	December 31, 2023
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	39,524	357,784,297	—	357,823,821
Borrowings	155,765	30,986,746	—	31,142,511
Debentures	—	41,239,245	—	41,239,245
Derivative liabilities	5,943,024	—	153,007	6,096,031
Other financial liabilities (*)	—	25,780,550	—	25,780,550

Total	6,138,313	455,790,838	153,007	462,082,158

(*)	Lease liabilities are excluded as of December 31, 2023.

	December 31, 2024
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (designated for hedging)	Total
Deposits	73,951	—	2,630,604	—	2,704,555
Securities	14,879,996	43,797,745	19,203,177	—	77,880,918
Loans	104,177	—	386,069,294	—	386,173,471
Derivative assets	10,094,532	—	—	175,191	10,269,723
Other financial assets	50,016	—	9,771,918	—	9,821,934

Total	25,202,672	43,797,745	417,674,993	175,191	486,850,601

	December 31, 2024
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities designated to be measured at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (designated for hedging)	Total
Deposits due to customers	74,205	547,816	366,821,156	—	367,443,177
Borrowings	182,478	—	30,117,031	—	30,299,509
Debentures	—	—	48,207,103	—	48,207,103
Derivative liabilities	9,092,098	—	—	102,815	9,194,913
Other financial liabilities (*)	—	—	31,786,960	—	31,786,960

Total	9,348,781	547,816	476,932,250	102,815	486,931,662

(*)	Lease liabilities are excluded as of December 31, 2024.
(7) Income or expense from financial instruments by category
Income or expense from financial assets and liabilities by each category during the years ended December 31, 2022, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	106,698	(134)	—	238,502	136,136	481,202
Financial assets at FVTOCI	632,615	1,606	827	(21,498)	23,846	637,396
Securities at amortized cost	515,246	—	(3,151)	—	—	512,095
Loans and other financial assets at amortized cost	13,399,990	600,902	(881,668)	74,204	—	13,193,428
Financial liabilities at amortized cost	(5,950,277)	2,094	—	—	—	(5,948,183)
Net derivatives (designated for hedging)	—	—	—	78,822	—	78,822

Total	8,704,272	604,468	(883,992)	370,030	159,982	8,954,760

	For the year ended December 31, 2023
	Interest Income (expense)	Fees and Commissions Income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial assets at FVTPL	192,094	514	—	488,486	222,357	903,451
Financial assets at FVTOCI	999,407	1,621	(16,542)	(37,641)	17,936	964,781
Securities at amortized cost	782,513	—	(5,549)	—	—	776,964
Loans and other financial assets at amortized cost	18,667,540	578,387	(1,839,987)	203,942	—	17,609,882
Financial liabilities at amortized cost	(11,887,127)	1,247	—	—	—	(11,885,880)
Net derivatives (designated for hedging)	—	—	—	15,678	—	15,678

Total	8,754,427	581,769	(1,862,078)	670,465	240,293	8,384,876

	For the year ended December 31, 2024
	Interest income (expense)	Fees and commissions income (expense)	Reversal (provision) of credit loss	Gain or loss on transactions and valuation	Dividends, etc.	Total
Financial instruments at FVTPL	236,793	1,174	—	1,512,430	291,123	2,041,520
Financial instruments designated to be measured at FVTPL (*)	—	—	—	(19,647)	—	(19,647)
Financial assets at FVTOCI	1,281,642	951	(8,868)	96,620	19,197	1,389,542
Securities at amortized cost	643,056	—	3,287	—	—	646,343
Loans and other financial assets at amortized cost	19,851,850	566,911	(1,715,074)	286,885	—	18,990,572
Financial liabilities at amortized cost	(13,108,310)	56	—	—	—	(13,108,254)
Net derivatives (designated for hedging)	—	—	—	128,646	—	128,646

Total	8,905,031	569,092	(1,720,655)	2,004,934	310,320	10,068,722

(*)	The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won during the year ended December 31, 2024.